Prudential Investment Portfolios 4
656 Broad Street
17th Floor
Newark, New Jersey 07102
June 27, 2017
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:	497(j) Filing for Prudential Investment Portfolios 4
Registration numbers 033-10649 and 811-04930
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on June 27, 2017.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.
Very truly yours,
/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary